Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Net income (loss) for the period	$ (54,211)	$ (56,956)
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Amortization and depreciation	10,718	7,173
Net loss (income) on disposals	112	4
Net financial loss (gain)	(15,113)	(431)
Expenses related to share-based payments	6,285	4,020
Provisions	(113)	433
Other non-cash items	(460)	2
Convertible note received for up-front license fee classified in non-current assets	0	(1,528)
Realized foreign exchange gain (loss)	(381)	(14,904)
Interest (paid) / received	(848)	(1,422)
Operating cash flows before change in working capital	(54,010)	(63,610)
Decrease (increase) in inventories	0	(866)
Decrease (increase) in trade receivables and other current assets	(2,583)	4,325
Decrease (increase) in subsidies receivables	(2,807)	4,787
(Decrease) increase in trade payables and other current liabilities	(893)	2,330
(Decrease) increase in deferred income	112	(19)
Change in working capital	(6,171)	10,556
Net cash flows provided by (used in) operating activities	(60,181)	(53,054)
Cash flows from investment activities
Acquisition of intangible assets	(31)	(23)
Acquisition of property, plant and equipment	(2,257)	(13,641)
Net change in non-current financial assets	(203)	(93)
Sale (Acquisition) of current financial assets	(46)	23,698
Net cash flows provided by (used in) investing activities of continuing operations	(2,537)	9,941
Cash flows provided by (used in) investment activities	(2,537)	9,941
Cash flows from financing activities
Proceeds from the exercise of Cellectis stock options	0	11,818
Proceeds from the exercise of Calyxt stock options	0	227
Increase in share capital Cellectis	0	46,924
Increase in share capital Calyxt	11,342	0
Costs incurred related to Calyxt's follow-on offering	(948)
Increase in borrowings	5,969	0
Interest paid on financial debt	(178)
Payments on lease debts	(5,878)	(6,339)
Net cash flows provided by (used in) financing activities	10,307	52,630
(Decrease) increase in cash and cash equivalents	(52,411)	9,518
Cash and cash equivalents at the beginning of the year	185,636	241,148
Effect of exchange rate changes on cash	(3,785)	(2,439)
Cash and cash equivalents at the end of the period	$ 129,440	$ 248,226